Note 13 - Voyage Expenses, Net and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage expenses	$ 5,676,737	$ 6,057,692	$ 3,993,031
Vessel operating expenses	24,955,537	25,667,279	20,758,708
Port Charges and Canal Dues [Member]
Voyage expenses	944,158	709,361	1,261,245
Bunkers [Member]
Voyage expenses	4,732,579	5,348,331	2,731,786
Crew Wages and Related Costs [Member]
Vessel operating expenses	13,673,592	14,105,295	11,032,888
Insurance [Member]
Vessel operating expenses	2,256,107	2,529,231	2,060,324
Repairs and Maintenance [Member]
Vessel operating expenses	1,115,512	910,009	1,149,488
Lubricants [Member]
Vessel operating expenses	1,248,427	1,350,166	1,286,046
Spares and Consumable Stores [Member]
Vessel operating expenses	4,663,536	4,999,329	3,496,958
Professional and Legal Fees [Member]
Vessel operating expenses	703,592	638,515	794,269
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 1,294,771	$ 1,134,734	$ 938,735